Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate (as a percent)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	$ 231.2	$ 238.6	$ 166.4
Increase (decrease) resulting from:
Non-United States tax rate difference	20.4	20.1	27.7
Repatriation of non-United States earnings	(16.9)	(10.1)	(20.5)
State income taxes, net of Federal benefit	2.7	2.9	3.2
Change in valuation allowance	3.3	5.0	(0.5)
Other, net	0.8	(2.5)	11.2
Total provision	$ 241.5	$ 254.0	$ 187.5